INVESTMENTS - Impairments (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Impairments
Carrying value of equity securities without readily determinable fair value impairments	¥ 0	¥ 0	¥ 0
Carrying value of equity method investment impairments	0	0	0
Other income/ (expense)
Impairments
Impairment charges of equity securities with readily determinable fair value		116	0
Available-for-sale debt investments impairment charges	0	156	36
Equity method investment impairment charges	61	64	0
Impairment charges of equity securities without readily determinable fair value	¥ 0	¥ 139	¥ 12